Flight Equipment Held For Operating Leases, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 customer country item	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Number of aircraft	212
Number of lessees	74
Number of countries	42
Prepayments on flight equipment (including related capitalized interest)	$ 78,149	$ 151,550	$ 468,933
Maximum years until lease agreements expire	14 years
Purchase-Leaseback [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	2
Purchase-Leaseback [Member] | B-737-800 [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	11
Assets Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	211
Number of engines	7
Airplanes Related To Expected Capital Expenditures [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	27
Airplanes Related To Expected Capital Expenditures [Member] | A330 Aircraft [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	5
Airplanes Related To Expected Capital Expenditures [Member] | A-320-200 [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	4
Airplanes Related To Expected Capital Expenditures [Member] | B-737-800 [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft	18